Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	OLD WESTBURY FUNDS, INC.
Entity Central Index Key	0000909994
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 24, 2024
Document Effective Date	Jan. 31, 2024
Prospectus Date	Jan. 31, 2024
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus:
Trading Symbol	OWSBX